Trade Receivables - Loss Allowance (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Trade Receivables
Loss allowance: opening balance	$ 46
Reversal	3,108	$ (13,398)	$ (34,985)
Loss allowance: ending balance	48	46
Loss allowance measured at an amount equal to lifetime expected credit losses
Trade Receivables
Loss allowance: opening balance	46	311
Additions for the year	2	443
Reversal	0	(83)
Written off	0	(608)
Exchange effect	0	(17)
Loss allowance: ending balance	48	46	311
Loss allowance measured at an amount equal to lifetime expected credit losses | Financial assets that are credit impaired at year end
Trade Receivables
Loss allowance: opening balance	46	14
Additions for the year	2	443
Reversal	0	0
Written off	0	(409)
Exchange effect	0	(2)
Loss allowance: ending balance	48	46	14
Loss allowance measured at an amount equal to lifetime expected credit losses | Other trade receivables
Trade Receivables
Loss allowance: opening balance	0	297
Additions for the year	0	0
Reversal	0	(83)
Written off	0	(199)
Exchange effect	0	(15)
Loss allowance: ending balance	$ 0	$ 0	$ 297